Earnings (Loss) Per Share - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Method used to compute net loss per share of noncontrolling shareholders and controlling shareholders common stock			two-class method	two-class method	two-class method
Common stock equivalents outstanding	190.4	111.1	186.8	53.0	77.7	9.2	4.9